PROPERTY, PLANT AND MINE DEVELOPMENT - Construction-in-progress (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant And Mine Development
Construction-in-progress	$ 3,211	$ 2,309
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Conga Mill
Property, Plant And Mine Development
Assets carrying value included in property, plant and mine development, net	593
Corporate and Other
Property, Plant And Mine Development
Construction-in-progress	772	751
CC&V | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	32	14
Musselwhite | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	9	3
Porcupine | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	140	38
Eleonore | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	12	4
Penasquito | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	183	172
Merian Gold Project | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	26	21
Cerro Negro | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	20	9
Yanacocha | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	638	234
Boddington | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	51	56
Tanami | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	666	422
Ahafo | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	487	393
Akyem | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	26	54
Nevada Gold Mines | Operating Segments
Property, Plant And Mine Development
Construction-in-progress	$ 149	$ 138